OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 7,562	$ 3,936
Capital Lease Obligations, Current	67,793	9,031
Employee taxes	195	18
Other items	575	1,739
Other current liabilities	$ 8,332	$ 5,693